Investments in Companies Accounted for at Equity	12 Months Ended
Dec. 31, 2023
Investments in Companies Accounted for at Equity [Abstract]
INVESTMENTS IN COMPANIES ACCOUNTED FOR AT EQUITY

Note 9:- Investments in companies accounted for at equity

The following table summarizes the Group’s investments in companies accounted for at equity:

	December 31,
	2023	2022

TSG (Joint venture)	$18,998	$19,459
Other	1,798	1,287

	$20,796	$20,746

Investment in TSG

The Company holds directly a 50% share interest in the issued and outstanding share capital of TSG, a joint venture engaged in the fields of command-and-control systems, intelligence, homeland security and cyber security. The Company’s investment in TSG is reflected in the consolidated financial statements using the equity method of accounting. At the acquisition date the Company attributed an amount of $2,140 to a separate component of dividend preference derivative. The dividend preference derivative is measured at fair value through profit or loss and is presented in the consolidated statements of financial position under long-term investments and receivables.

a.	The following table summarizes the balances related to the Company’s investment in TSG in the consolidated statements of financial position:

	December 31,
	2023	2022
Investment in companies accounted for at equity method
Shares	$11,073	$11,291
Capital note	7,925	8,168
	$18,998	$19,459
Long-term investments and receivables
Dividend preference derivative at fair value through profit or loss	$3,000	$3,000

b.	The following table summarizes the changes in the fair value of TSG’s dividend preference derivative:

	December 31,
	2023	2022
Opening balance	$3,000	$2,023
Increase in fair value recognized in profit or loss	85	1,221
Currency exchange rate in other comprehensive income (loss)	(85)	(244)
Closing balance	$3,000	$3,000

c.	The following table summarizes the changes in the carrying amount of the Company’s investment in TSG:

January 1, 2021	$27,165
Company’s share of profit	340
Company’s share of other comprehensive income	128
December 31, 2021	$27,633

Company’s share of profit	(2,027)
Company’s share of other comprehensive income (loss)	(3,053)
Adjustments arising from translating financial statements from functional currency to presentation currency	(3,094)
December 31, 2022	$19,459

Company’s share of profit	686
Company’s share of other comprehensive income (loss)	(575)
Adjustments arising from translating financial statements from functional currency to presentation currency	(572)
December 31, 2023	$18,998

d.	Summarized financial data of joint venture:

(i)	Summarized statements of financial position of TSG as of December 31, 2023 and 2022:

	December 31,
	2023	2022
Current assets	$52,354	$67,254
Non-current assets	70,385	65,627
Current liabilities	(27,394)	(33,527)
Non-current liabilities	(64,789)	(69,534)
Net assets	$30,556	$29,820
Accumulated cost of share-based payment	(1,795)	(1,705)
Total equity attributed to shareholders	$28,761	$28,115
	50%	50%
Share of equity in TSG	14,381	14,058
Excess of fair value over carrying amount	4,617	5,401
Total investment carrying amount	$18,998	$19,459

(ii)	Summarized operating results of TSG for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021

Revenues	$79,449	$69,714	$77,035
Net income (loss)	2,587	(2,780)	2,104
Other comprehensive income (loss)	1,236	(6,107)	255

Total comprehensive income (loss)	$3,823	$(8,887)	$2,359

Company’s share in TSG	50%	50%	50%
	1,912	(4,444)	1,180
Amortization of excess cost of intangible assets net of tax	(608)	(637)	(712)
Company’s share of total comprehensive income (loss)	$1,305	$(5,081)	$468

Company’s share of other comprehensive income (loss)	678	(3,053)	128
Company’s share of profit (loss)	686	(2,027)	340
	$1,364	$(5,081)	$468